Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Net Revenue		$ 440,323	$ 420,201	$ 1,303,300	$ 1,231,353
Ireland
Segment Reporting Information [Line Items]
Net Revenue	[1]	107,820	97,299	312,916	293,787
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue		89,536	76,427	239,447	231,505
United States
Segment Reporting Information [Line Items]
Net Revenue		192,947	204,265	600,640	581,732
Rest of World
Segment Reporting Information [Line Items]
Net Revenue		$ 50,020	$ 42,210	$ 150,297	$ 124,329

[1]	All sales shown for Ireland are export sales.